Putnam VT Money Market Fund
Fund summary
Goal
Putnam VT Money Market Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Money Market Fund		Class IA	Class IB
Management fees		0.28%	0.28%
Distribution and service (12b-1) fees			0.25%
Other expenses	[1]	0.14%	0.14%
Total annual fund operating expenses		0.42%	0.67%
[1]	Restated to reflect current fees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Money Market Fund (USD $)	Class IA	Class IB
1 year	43	68
3 years	135	214
5 years	235	373
10 years	530	835

Expense Example, No Redemption Putnam VT Money Market Fund (USD $)	Class IA	Class IB
1 year	43	68
3 years	135	214
5 years	235	373
10 years	530	835

Investments
We invest mainly in money market instruments that are high quality and have short-term maturities. We invest significantly in certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers acceptances. We may also invest in U.S. dollar denominated foreign securities of these types. We may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
The effects of inflation may erode the value of your investment over time. Although the fund seeks to preserve the value of your investment at $1.00 per share, deterioration in the credit quality of issuers whose securities the fund holds or an increase in interest rates may impair the value of your investment, and it is possible to lose money by investing in the fund.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Although the fund only buys high quality investments, investments backed by a letter of credit have the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to- date per- formance 0.00% through 3/31/15
Best calendar 1.27% quarter Q3 07
Worst calendar 0.00% quarter Q4 13

Average annual total returns (for periods ending 12/31/14)
Average Annual Total Returns Putnam VT Money Market Fund	1 year	5 years	10 years
Class IA	0.01%	0.02%	1.56%
Class IB	0.01%	0.02%	1.44%
Lipper VP (Underlying Funds) — Money Market Funds Category Average	(0.04%)	(0.03%)	1.42%